Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total patient revenue, net	$ 838,556	$ 49,087	$ 654,625
Total revenue	902,556	121,287	786,025	15,000
Operating expenses:
Patient expenses	85,716	18,475	63,216	4,266
Salaries and benefits	1,035,265	416,441	967,627	33,589
Share-based compensation	7,500		18,747	150,000
Advertising and marketing	178,511	39,103	119,867	25,000
General and administrative	976,831	131,441	465,740	21,192
Depreciation	120,504	15,320	65,895
Total operating expenses	2,404,327	620,780	1,701,092	234,047
Operating (loss) income	(1,501,771)	(499,493)	(915,067)	(219,047)
Other income (expense):
Interest income	5,429	3,948	14,821	4
Other income	18,356
Loss on disposal of assets			(2,744)
Interest expense	(56,280)	(14,240)	(27,151)
Total other income (expense)	(32,495)	(10,292)	(15,074)	4
Loss before equity in earnings (loss) of non-consolidated affiliate	(1,534,266)	(509,785)	(930,141)	(219,043)
Equity in earnings (loss) of non-consolidated affiliate	(105,550)	(13,267)	13,609	(178,397)
Net Loss	(1,639,816)	(523,052)	(916,532)	(397,440)
Net loss attributable to the non-controlling interest	503,200	565,655	859,351	16,643
Net (loss) income	(1,136,616)	42,603	(57,181)	(380,797)
Patient Revenues [Member]
Total patient revenue, net	1,947,331	163,973	1,378,313
Contractual Adjustments [Member]
Total patient revenue, net	(1,108,775)	(114,886)	(723,688)
Management Fees [Member]
Total revenue	$ 64,000	$ 72,200	$ 131,400	$ 15,000